Income Taxes - Deferred income taxes (Details) - USD ($)	Jul. 31, 2014	Jul. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 90,515,261	$ 87,541,552
Other temporary differences	299,010	$ 800,989
Intangible assets	291,002
Total Deferred Tax Assets	91,105,273	$ 88,342,541
Valuation Allowance	$ (91,105,273)	(88,098,860)
Deferred Tax Liabilities
Intangible assets		(386,320)
Other temporary differences		142,639
Total Deferred Tax Liabilities		$ (243,681)
Net Deferred Income Taxes